Equity - Summary of other comprehensive income explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity instruments at fair value through other comprehensive income
Gains on equity instruments at fair value through other comprehensive income, net	S/ 145,899	S/ 8,175	S/ 117,329
Subtotal	145,899	8,175	117,329
Non-controlling interest	231	(35)	(438)
Income Tax	31	36	(219)
Total	146,161	8,176	116,672
Debt instruments at fair value through other comprehensive income
Unrealized net gain (loss) on debt instruments at fair value through other comprehensive income	(1,986,046)	791,762	1,341,797	S/ (1,986,046)
Transfer to income of unrealized net gain on debt instruments at fair value through other comprehensive income	(249,689)	(193,683)	(80,080)
Transfer to income of (recovery) loss for impairment on debt instruments at fair value through other comprehensive income	(30,994)	32,865	6,779
Subtotal	(2,266,729)	630,944	1,268,496
Non-controlling interest	(6,978)	2,082	2,517
Income Tax	(8,404)	2,643	(7,878)
Total	(2,282,111)	635,669	1,263,135
Insurance premiums reserve,	1,389,995	(331,990)	(999,430)
Non-controlling interest	2,285	(546)	(1,643)
Total	1,392,280	(332,536)	(1,001,073)
Cash flow hedges:
Net (loss) gain from cash flow hedges	68,615	(38,924)	(74,593)	S/ 68,615
Transfer of net realized loss (gain) from cash flow hedge to consolidated statement of income	13,371	24,574	23,924
Subtotal	81,986	(14,350)	(50,669)
Non-controlling interest	261	(59)	(217)
Income Tax	15,696	(3,559)	(13,052)
Total	97,943	(17,968)	(63,938)
Foreign currency translation reserve	S/ 95,674	S/ 76,935	S/ (14,507)